Investments - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Sep. 17, 2015	May. 31, 2013	Nov. 25, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Percentage of acquired interest			15.00%
Purchase of investments			$ 9,750	$ 500		$ 160
Option description				In addition, on November 25, 2011, the Company entered into a put and call agreement with Scene.
Proceeds from sale of equity affiliate		$ 9,750				9,750
Dividend income				$ 0	$ 0	$ 225
Wireless Interaction and NFC Accelerator 2013 B.V.
Schedule of Investments [Line Items]
Percentage of acquired interest						10.00%
Purchase of investments						$ 160
Kernel Labs LLC
Schedule of Investments [Line Items]
Percentage of acquired interest	2.40%
Purchase of investments	$ 500